Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount		$ 21,659		$ 11,844	$ 13,433
Liabilities, carrying amount		21,447		25,407	22,806
SEALS Corp
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 24,077	21,659	$ 14,695
Liabilities, carrying amount	24,722	21,447
Level 3 | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		6,735		7,256	6,734
Liabilities, fair value		6,735		7,256	6,734
Level 3 | Indebtedness to Related Parties, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		3,374
Liabilities, fair value		3,374
Level 3 | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		1,489
Liabilities, fair value		1,489
Level 3 | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		7,946		15,617	12,263
Liabilities, fair value		7,946		15,617	12,263
Level 3 | SEALS Corp | Accounts Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	9,018	6,735
Liabilities, fair value	9,018	6,735
Level 3 | SEALS Corp | Indebtedness to Related Parties, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		3,374
Liabilities, fair value		3,374
Level 3 | SEALS Corp | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,577	1,489
Liabilities, fair value	1,577	1,489
Level 3 | SEALS Corp | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	12,186	7,946
Liabilities, fair value	12,186	7,946
Receivables | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount		2,219		2,606	2,206
Assets, fair value		2,219		$ 2,606	$ 2,206
Receivables | Level 3 | SEALS Corp
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	3,471	2,219
Assets, fair value	$ 3,471	$ 2,219